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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-2824

                         SAMARNAN INVESTMENT CORPORATION
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641-7881

                      DATE OF FISCAL YEAR END: DECEMBER 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

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ITEM 1. SCHEDULE OF INVESTMENTS.

      Attached as Exhibit 1 is the Registrant's Schedule of Investments as of the close of business on September 30, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

   a) Rule 30a-3(c) under the Investment Company Act of 1940 requires the Registrant to maintain "disclosure controls and procedures" which are defined to mean a company's controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms. The principal executive officer and the principal financial officer of the Registrant, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures within 90 days of the filing date of this (Report, concluded the Registrant's controls and procedures were effective for this purpose.

   b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that has occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially (affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      The following exhibits and certifications are filed as a part of this
Report:

            (1) Schedule of Investments of the Registrant as of the close of business on September 30, 2006. (1)

            (2) Certification of George S. Walls, Jr., principal executive officer of the Registrant. (1)

            (3) Certification of Jerry D. Wheatley. principal financial officer of the Registrant. (1)

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(1)   FILED HEREWITH.

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                                   SIGNATURES

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION

By: /s/ George S. Walls, Jr., President
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Date: October 24, 2006

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

By: /s/ George S. Walls, Jr.
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    George S. Walls, Jr., President and Principal Executive Officer
Date: October 24, 2006

By: /s/ Jerry D. Wheatley
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    Jerry D. Wheatley, Treasurer and Principal Financial Officer
Date: October 24, 2006

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